Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Oct. 14, 2021	Dec. 31, 2021
Fair value disclosure [Line Items]
Summary of assets and liabilities measured at fair value on a recurring basis
Financial assets and liabilities that are measured at fair value on a recurring basis are classified entirely as Level 1 as follows (in thousands):

	Successor
	As of December 31, 2021
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability—public warrants	$17,424	$17,424	$—	$—

Total Liabilities	$17,424	$17,424	$—	$—

	Predecessor
	As of December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets:
Investment in shares of affiliate stock	$1,823	$1,823	$—	$—

Total Assets	$1,823	$1,823	$—	$—

Fair Value Measurements Inputs	The key inputs used in the valuation were as follows:

As of February 19, 2020
Dividend yield	—%
Risk-free interest rate	1.39%
Expected volatility	40.00%
Expected term (years)	3.00
The key inputs used in the valuation were as follows:

Dividend yield	—%
Risk-free interest rate	0.33%
Expected volatility	50.00%
Expected term (years)	4.35
The key inputs used in the valuation were as follows:

Dividend yield	—%
Risk-free interest rate	0.41%
Expected volatility	45.00%
Expected term (years)	3.06

Reconciliation of Warrant Liability	A reconciliation of the warrant liability associated with private placement warrants from October 15, 2021 through December 31, 2021 is summarized below (in thousands):

Successor
December 31, 2021
Balance as of October 15, 2021	$14,631
Loss from fair value of warrant liability	50,347
Exercise of warrants	(64,978)

Balance as of December 31, 2021	$—

VPC IMPACT ACQUISITION HOLDINGS [Member]
Fair value disclosure [Line Items]
Summary of assets and liabilities measured at fair value on a recurring basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at October 14, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity
securities at October 14, 2021 and December 31, 2020 are as follows:

Description	As of October 14, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and Investments held in Trust Account	$207,396,459	$207,396,459	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$17,211,878	$17,211,878	$—	$—

Warrant Liability – Private Placement Warrants	$14,630,907	$—	$—	$14,630,907

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and Investments held in Trust Account	$207,376,213	$207,376,213	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$11,509,147	$11,509,147	$—	$—

Warrant Liability – Private Placement Warrants	$11,003,918	$—	$—	$11,003,918

Fair Value Measurements Inputs
The following table presents the quantitative information regarding Level 3 fair value measurements:

	October 14, 2021	December 31, 2020
Stock price	$9.68	$10.08
Exercise price	$11.50	$11.50
Risk-free rate	1.13%	0.36%
Volatility	35.0%	25.0%
Term (in years)	5.0	5.0
Dividend yield	0.0%	0.0%

Fair Value of Derivative Warrant Liabilities
The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of September 25, 2020 (IPO)	$8,160,000	$12,800,000	$20,960,000
Measurement on October 1, 2020 (Overa-Allotment)	200,518	475,495	676,013
Change in fair value	2,643,400	100,000	2,743,400
Transfer to Level 1 from Level 3	—	(13,375,495)	(13,375,495)

Fair value as of January 1, 2021	11,003,918	—	11,003,918
Change in fair value	1,725,421	—	1,725,421

Fair value as of October 14, 2021	$14,630,907	$—	$14,630,907